NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Business Combination Marketing Agreement (Details) - USD ($)						1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Oct. 23, 2024	Aug. 09, 2024	Jun. 30, 2024	Feb. 09, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Feb. 13, 2025	Feb. 11, 2025
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Percentage of aggregate gross proceeds					3.50%
Marketing fees payable to underwriters					$ 7,043,750
Convertible notes, net				$ 3,783,437		$ 3,783,437				$ 3,783,437
Interest rate (in percent)	12.00%							12.00%	12.00%
Period to file registration statement with SEC	30 days				30 days
Interest expense on convertible notes										1,896,714
Atlas FinTech | Pre Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Shares transferred			2,788,276
Conversion, shares transferred									127,159
Atlas FinTech | Post Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Shares transferred			46,471
Conversion, shares transferred									2,119
Quantum Ventures LLC | Pre Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Conversion, shares transferred									366,750
Quantum Ventures LLC | Post Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Conversion, shares transferred									6,113
Non-Redemption Agreement Liability
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Derivative liability											$ 1,881,440
Conversion derivative
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Derivative liability										1,668,731
Earnout Liability
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Derivative liability										$ 10,963,000
Subsequent event | Wilson-Davis Sellers
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount													$ 1,400,000
Chardan Note
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount		$ 5,209,764			$ 4,150,000
Conversion amount		$ 5,209,764				$ 725,000	$ 725,000
Conversion amount	$ 5,209,764							$ 5,209,764	$ 5,209,764
Shares transferred						2,263,031	2,263,031
Conversion, shares transferred										198,196
Interest amount									212,803
Principal balance	5,209,764							5,209,764	5,209,764
Unamortized discount	1,834,516							1,834,516	1,834,516
Total carrying balance	3,375,248							3,375,248	3,375,248
Accrued interest expense				212,803		$ 212,803				$ 212,803
Interest expense related to the amortization of the debt discount				$ 37,920		37,920				37,920
Convertible notes, net	3,282,518							3,282,518	$ 3,282,518
Interest rate (in percent)					13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)					85.00%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)					85.00%
Number of years up to which the converted amount is to be held for payment of interest				3 years	3 years				3 years
Beneficial ownership (in percent)					9.99%
Period to file registration statement with SEC					45 days
Minimum period for which the registration statement with SEC is suspended, considered for increase in interest rate					15 days
Incremental weekly interest rate, if the registration statement is not filed or is not effective or terminated or suspended (in percent)					2.00%
Interest expense on convertible notes								137,872
Amortization of discount								86,209	$ 178,940
Chardan Note | Contractual Interest Rate Reduction [Member]
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Financing Receivable, Excluding Accrued Interest, Modified, Accumulated	$ 5,209,764							5,209,764	5,209,764
Chardan Note | Pre Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Conversion amount									$ 725,000
Shares transferred									2,263,031
Shares issued as conversion in principle and interest on convertible notes (in shares)									1,769,122
Chardan Note | Post Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Shares transferred									37,717
Shares issued as conversion in principle and interest on convertible notes (in shares)									29,485
Chardan Note | If the resale registration statement is not filed by December 31, 2024 until the date of filing
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Interest rates increase per annum (in percent)		2.00%
Chardan Note | If the resale registration statement is not effective by March 31, 2025, until the date of effectiveness
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Interest rates increase per annum (in percent)		19.99%
Chardan Note | Atlas FinTech | Pre Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Conversion, shares transferred									52,590
Chardan Note | Atlas FinTech | Post Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Conversion, shares transferred									877
Chardan Note | Quantum Ventures LLC | Pre Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Conversion, shares transferred									145,606
Chardan Note | Quantum Ventures LLC | Post Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Conversion, shares transferred									2,427
Chardan Note | JonesTrading Institutional Services
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount					$ 375,000
Chardan Note | Conversion derivative
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Derivative liability					$ 404,483
Unamortized discount				$ 404,483		$ 404,483				$ 404,483
Chardan Note | Subsequent event
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount												$ 375,000
Interest solutions note
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Interest rate (in percent)					13.00%
Interest expense on convertible notes								$ 8,815	$ 17,826
Interest solutions note | Pre Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Shares issued as conversion in principle and interest on convertible notes (in shares)									4,457
Interest solutions note | Post Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Shares issued as conversion in principle and interest on convertible notes (in shares)									74
Initial Public Offering
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Marketing fees payable to underwriters					$ 7,043,750